Related Party Transactions (Details) - USD ($)					1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 23, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 23, 2022	Apr. 23, 2023	Dec. 23, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2019	May 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 01, 2023	Apr. 20, 2023	Mar. 23, 2023	Mar. 21, 2023	Mar. 01, 2023	Feb. 23, 2023	Jan. 19, 2023	Dec. 19, 2022	Nov. 18, 2022	Oct. 17, 2022	Sep. 01, 2022	Jul. 13, 2022	Mar. 28, 2022	Mar. 20, 2022	Mar. 18, 2022	Sep. 21, 2021	Jun. 21, 2021	Dec. 31, 2019	Aug. 21, 2019
Related Party Transactions [Abstract]
Business combination, description											The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, upon six months after the date of the consummation of a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.				The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Public per share outstanding (in Dollars per share)											$ 0.04				$ 0.04
Business acquisition description of trust account															On September 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note III”), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of December 31, 2022.
Borrowed amount															$ 460,000
Trust account management expense						$ 1,000						$ 500
Debt instrument redemption		$ 633,792									$ 633,792		$ 633,792
Deposits			$ 0.08													$ 0.08
Trust account			32,450													32,450
Working capital											1,050,600				970,600
Operating cost and expense															970,100
Aggregate amount											$ 2,820
Stock redeemed per share (in Dollars per share)		$ 10.93									$ 10.93		$ 10.93
Operating costs and expenses											$ 80,000
Founder Shares [Member]
Related Party Transactions [Abstract]
Ownership of percentage		20.00%									20.00%		20.00%
Promissory Note XI [Member]
Related Party Transactions [Abstract]
Outstanding promissory note																							$ 32,500
Promissory Note II [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																		$ 460,000
Outstanding promissory note															460,000
Promissory Note III [Member]
Related Party Transactions [Abstract]
Trust account management expense						1,000
Borrowed						460,000
Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount						460,000
Outstanding promissory note		$ 460,000	460,000								$ 460,000	460,000	$ 460,000	$ 460,000		460,000
Trust account management expense				$ 500
Borrowed						460,500						460,500
Promissory Note V [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																															$ 634,594
Outstanding promissory note		634,594									634,594		634,594		634,594																	$ 736,000
Defined Benefit Plan Asset Expected To Be Returned To Employer Amount																																101,406
Debt instrument redemption																														$ 633,792
PromissoryNoteVI [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																													$ 353,000
Outstanding promissory note		353,000									353,000		353,000		353,000
Debt instrument redemption		10,742,906									$ 10,742,906		10,742,906		$ 10,742,906
Aggregate shares (in Shares)											1,025,281				1,025,281
Aggregate price per share (in Dollars per share)											$ 10.48				$ 10.48
Promissory Note VII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																											$ 22,600
Outstanding promissory note															$ 22,600
Debt instrument redemption															25,180,851
Deposits															0.04
Aggregate amount															$ 2,375,991
Per share (in Dollars per share)															$ 10.6
Promissory Note VIII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																										$ 22,600
Outstanding promissory note															$ 22,600											$ 22,600
Promissory Note IX [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																									$ 22,600
Outstanding promissory note		22,600									$ 22,600		22,600		22,600										$ 22,600
Promissory Note X [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																								$ 21,350
Outstanding promissory note																								$ 21,350
Debt instrument redemption	$ 1,706,347	$ 1,706,347			$ 1,706,347						$ 1,706,347		$ 1,706,347
Aggregate shares (in Shares)											159,203
Aggregate price per share (in Dollars per share)											$ 10.72
Public ordinary share (in Dollars per share)	$ 0.04
Trust account																				$ 0.04
Trust account price per share (in Dollars per share)	$ 0.0525
Ordinary share outstanding (in Dollars per share)					$ 0.08
Redeemed aggregate amount															159,203
Redeemed aggregate amount															$ 10.72
Public per share (in Dollars per share)											0.04
Price per share (in Dollars per share)		$ 0.08									0.08		$ 0.08
Promissory Note X [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Trust account price per share (in Dollars per share)											0.04
Promissory Note X [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Trust account price per share (in Dollars per share)											$ 0.0525
Promissory Note VII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																											$ 22,600
Outstanding promissory note		$ 22,600									$ 22,600		$ 22,600
Debt instrument redemption		$ 25,180,851									$ 25,180,851		$ 25,180,851
Aggregate shares (in Shares)											2,375,991
Aggregate price per share (in Dollars per share)											$ 10.6
Public per share (in Dollars per share)											$ 0.04
Promissory Note XI [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																							$ 32,500
Promissory Note XII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																					$ 32,500
Promissory Note XIII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																			$ 32,450
Aggregate shares (in Shares)											258
Public per share (in Dollars per share)											$ 0.08
Initial Public Offering [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																				$ 300,000
Outstanding promissory note																																			$ 243,833
Stock redeemed per share (in Dollars per share)		$ 10									$ 10		$ 10		$ 10
Initial Public Offering [Member] | Promissory Note III [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																	$ 461,000
Outstanding promissory note																																	461,000
Initial Public Offering [Member] | Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount						460,000
Promissory Note II [Member]
Related Party Transactions [Abstract]
Outstanding promissory note		$ 460,000									$ 460,000		$ 460,000
Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Trading cost			38,112													38,112
Digital RFQ, amount																	$ 1,168,349
Aggregate principal amount			$ 606,091													$ 606,091												$ 35,000
Mature with respect amount																						$ 17,500
Interest rate		5.00%	5.00%								5.00%		5.00%			5.00%
Outstanding interest													$ 1,079			$ 159
Outstanding interest balance																159
Operating cost and expense											$ 66,290	66,290	132,581	131,644		264,224	$ 0
Recognized consulting expenses											51,708	40,864	73,995	41,538
Accrued and unpaid services		$ 0	$ 16,691								0		0			$ 16,691
Revenue from related parties											53,772	5,002	78,516	10,265
Digital RFQ, amount		$ 393,045
Other income											$ 455		$ 894
Forecast [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Mature with respect amount																		$ 17,500				$ 17,500
Business Combination [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Description, business combination													the Company has paid ClearThink $140,000, and upon closing of the Business Combination the Company is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of March 31, 2023.			As of September 30, 2022, Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of September 30, 2022.
TCM [Member] | GSA [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Minimum monthly amount received			1,600,000													$ 1,600,000
Minimum monthly amount received													$ 1,600,000
FXDIRECT [Member] | GSA [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Minimum monthly amount payable			1,575,000													1,575,000
Minimum monthly amount payable													$ 1,575,000
RFQ [Member] | FXDD Trading [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Digital RFQ, amount			248,214													$ 248,214
Digital RFQ, amount			$ 248,214
Founder Shares [Member]
Related Party Transactions [Abstract]
Shares subject to forfeiture (in Shares)								1,150,000	1,150,000	1,150,000
Aggregate purchase price in cash								$ 25,000	$ 25,000	$ 25,000
Shares subject to forfeiture (in Shares)		150,000									150,000		150,000		150,000
Ownership percentage															20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Abstract]
Shares subject to forfeiture (in Shares)							150,000
Sponsor [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																				$ 300,000
Outstanding promissory note																																			$ 243,833
Deposits																																$ 736,000
Deposit returned																														$ 101,406
Sponsor [Member] | Promissory Note III [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																	$ 461,000
Outstanding promissory note		$ 461,000									$ 461,000		$ 461,000
Sponsor [Member] | Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount						$ 460,000
Oliver Worsley [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Depreciation of compensation professional services																As compensation for professional services provided, the Company recognized consulting expenses of $45,310 and $0 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss. As of September 30, 2022 and 2021, the accrued and unpaid services charge related to Oliver Worsley amounted to $16,691 and $0, respectively, which have been included in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.
Recognized consulting expenses											$ 14,506	$ 0	$ 25,063	$ 0
Craig Vallis [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Depreciation of compensation professional services																the Company recognized consulting expenses of $80,026 and $4,845 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss.